Common and preferred shares and other equity instruments - Additional Information (Detail) $ / shares in Units, $ in Millions											2 Months Ended	12 Months Ended
	Sep. 30, 2022 CAD ($) $ / shares	Jul. 29, 2022 CAD ($) $ / shares shares	Feb. 01, 2022 Split	Dec. 09, 2021 shares	Jun. 04, 2019 CAD ($) $ / shares shares	Jan. 22, 2019 CAD ($) $ / shares shares	Jan. 18, 2018 CAD ($) $ / shares shares	Mar. 11, 2015 CAD ($) $ / shares shares	Dec. 16, 2014 CAD ($) $ / shares shares	Jun. 11, 2014 CAD ($) $ / shares shares	Nov. 14, 2021	Oct. 31, 2022 CAD ($) $ / shares shares	Oct. 31, 2019	Oct. 31, 2018 CAD ($)	Jul. 15, 2022 CAD ($)	Apr. 07, 2022 Split	Oct. 31, 2021 shares	Sep. 14, 2021 CAD ($)	Oct. 31, 2020	Sep. 16, 2020 CAD ($)
Disclosure of objectives, policies and processes for managing capital [line items]
Capital buffer												2.50%
Shareholders equity share split ratio | Split			2													2
Record date for shareholders to be entitled to additional shares			May 06, 2022
TLAC Raito												30.10%					28.10%
TLAC Leverage Ratio												9.90%					9.30%
Normal course issuer bid [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum threshold of shares purchased | shares				20,000,000
Normal course issuer bid expiration date				Dec. 12, 2022
Shares repurchased during the period shares | shares												1,800,000
Shares repurchased weighted average price												$ 74.43
Shares repurchased during the period value | $												$ 134
Fixed interest rate [member] | 4.375% Limited Recourse Capital Notes Series One [member] | October 28, 2080 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings interest rate												4.375%
Fixed interest rate [member] | 4.375% Limited Recourse Capital Notes Series One [member] | October 28, 2080 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date												October 28, 2025
Borrowings interest rate												4.375%
Fixed interest rate [member] | 4.000% Limited Recourse Capital Notes Series Two [Member] | October 28, 2080 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis												Subject to regulatory approval, we may redeem the LRCN Series 1 Notes, in whole or in part, every five years during the period from September 28 to and including October 28, commencing in 2025, at par.
Principal amount | $																				$ 750
Notes, maturity date												October 28, 2080
Borrowings interest rate												4.00%
Borrowings adjustment to interest payable basis												Starting on October 28, 2025, and every five years thereafter until October 28, 2075, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 4.000% per annum
Fixed interest rate [member] | 4.000% Limited Recourse Capital Notes Series Two [Member] | October 28, 2080 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings interest rate												4.00%
Fixed interest rate [member] | 4.000% Limited Recourse Capital Notes Series Two [Member] | January 28, 2082
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount | $																		$ 750
Notes, maturity date												January 28, 2082
Borrowings adjustment to interest payable basis												Starting on January 28, 2027, and every five years thereafter until January 28, 2077, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 3.102% per annum
Fixed interest rate [member] | 4.000% Limited Recourse Capital Notes Series Two [Member] | January 28, 2082 | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date												January 28, 2027
Borrowings interest rate																		4.00%	3.102%
Fixed interest rate [member] | 7.150% Limited Recourse Capital Notes Series 3 [member] | July 28, 2082 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount | $															$ 800
Notes, maturity date												July 28, 2082
Borrowings interest rate												7.15%
Borrowings adjustment to interest payable basis												Starting on July 28, 2027, and every five years thereafter until July 28, 2077, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 4.000% per annum.
Fixed interest rate [member] | 7.150% Limited Recourse Capital Notes Series 3 [member] | July 28, 2082 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date												July 28, 2027
Borrowings interest rate												4.00%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge												1.00%
Capital buffer												3.50%
TLAC Raito												21.50%
TLAC Leverage Ratio												6.75%
Stock option plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares												25,579,546					26,941,886
Shareholder investment plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares												21,402,179					23,675,010
Employee share purchase plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares												11,147,755					13,647,920
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio												10.50%
Tier 1 capital ratio												12.00%
Total capital ratio												14.00%
TLAC Raito												2.50%
TLAC Leverage Ratio												3.00%
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Explanation of fact that shares have no par value													CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Reduction of issued capital | $												$ 29
Non cumulative Series 47 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value							$ 25
Number of shares issued | shares							18,000,000
Gross proceeds from shares issued | $							$ 450
Dividend rate							4.50%
Dividend in addition to Government of Canada bond yield							2.45%
Share conversion basis							Holders of the Series 47 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 48 (NVCC) (Series 48 shares), subject to certain conditions, on January 31, 2023 and on January 31 every five years thereafter
Dividend in addition to 3-month Government of Canada Treasury Bill yield							2.45%
Redemption date							Jan. 31, 2023
Redemption price per share												$ 25
Non cumulative Series 45 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis												Subject to regulatory approval, we may redeem the LRCN Series 3 Notes, in whole or in part, every five years during the period from June 28 to and including July 28, commencing on June 28, 2027, at par.
Number of shares redeemed | shares		32,000,000
Reduction of issued capital | $		$ 800
Redemption price per share		$ 25
Non cumulative Series 43 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value								$ 25
Number of shares issued | shares								12,000,000
Gross proceeds from shares issued | $								$ 300
Dividend rate								3.60%
Dividend in addition to Government of Canada bond yield								2.79%
Redemption price per share												$ 25
Non cumulative Series 43 class A preferred shares [member] | Restatement [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate								3.143%
Non cumulative Series 41 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value									$ 25
Number of shares issued | shares									12,000,000
Gross proceeds from shares issued | $									$ 300
Dividend rate									3.75%
Dividend in addition to Government of Canada bond yield									2.24%
Dividend in addition to 3-month Government of Canada Treasury Bill yield								2.79%	2.24%
Redemption price per share												25
Non cumulative Series 41 class A preferred shares [member] | Restatement [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate									3.909%
Non cumulative Series 39 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value										$ 25
Number of shares issued | shares										16,000,000
Gross proceeds from shares issued | $										$ 400
Dividend rate										3.90%
Dividend in addition to Government of Canada bond yield										2.32%
Redemption price per share												25
Non cumulative Series 39 class A preferred shares [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend in addition to 3-month Government of Canada Treasury Bill yield										2.32%
Non cumulative Series 39 class A preferred shares [member] | Restatement [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate										3.713%
NVCC [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value												25
Conversion of shares, minimum price												$ 2.5
Dividend payables | $												$ 1,000
NVCC [member] | Conversion option [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue | shares												5,663,395,500					4,794,037,500
Preference shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Explanation of fact that shares have no par value														CIBC is authorized to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares without nominal or par value
Maximum aggregate consideration for all outstanding shares | $														$ 10,000
Non cumulative Series 49 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value						$ 25
Number of shares issued | shares						13,000,000
Gross proceeds from shares issued | $						$ 325
Dividend rate						5.20%
Dividend in addition to Government of Canada bond yield						3.31%
Share conversion basis						Holders of the Series 49 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 50 (NVCC) (Series 50 shares), subject to certain conditions, on April 30, 2024 and on April 30 every five years thereafter.
Redemption price per share												$ 25
Non cumulative Series 51 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value					$ 25
Number of shares issued | shares					10,000,000
Gross proceeds from shares issued | $					$ 250
Dividend rate					5.15%
Dividend in addition to Government of Canada bond yield					3.62%
Share conversion basis					Holders of the Series 51 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 52 (NVCC) (Series 52 shares), subject to certain conditions, on July 31, 2024 and on July 31 every five years thereafter.
Redemption price per share												25
Non cumulative Series 54 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis											Subject to regulatory approval, we may redeem the LRCN Series 2 Notes, in whole or in part, every five years during the period from December 28 to and including January 28, commencing on December 28, 2026, at par.
Non Cumulative Rate Reset Series Fifty Six Class A Preferred Shares [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Par value	$ 1,000
Gross proceeds from shares issued | $	$ 600
Dividend rate	7.361%
Dividend in addition to Government of Canada bond yield	4.20%
Redemption price per share												$ 1,000